Trade Accounts Receivable, Net - Summary of Past Due Accounts Receivable (Detail) - Financial assets past due but not impaired [member] - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of trade accounts receivables [line items]
Current	$ 217.0
Trade accounts receivable, net	363.0
Not later than three months [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable, net	52.6
From 91 to 180 days [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable, net	13.6
More than 180 days [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable, net	$ 79.8
Previously stated [member]
Disclosure of trade accounts receivables [line items]
Current		$ 223.6	$ 279.6
Trade accounts receivable, net		349.9	378.4
Previously stated [member] | Not later than three months [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable, net		48.6	49.6
Previously stated [member] | From 91 to 180 days [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable, net		15.7	19.5
Previously stated [member] | More than 180 days [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable, net		$ 62.0	$ 29.7